Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.12650%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,450,076.71

Principal:
Principal Collections	$11,771,881.87
Prepayments in Full	$5,829,445.49
Liquidation Proceeds	$229,988.59
Recoveries	$267,389.65
Sub Total	$18,098,705.60
Collections	$19,548,782.31

Purchase Amounts:
Purchase Amounts Related to Principal	$183,680.69
Purchase Amounts Related to Interest	$1,335.64
Sub Total	$185,016.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,733,798.64

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,733,798.64
Servicing Fee	$251,206.74	$251,206.74	$0.00	$0.00	$19,482,591.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,482,591.90
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,482,591.90
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,482,591.90
Interest - Class A-3 Notes	$436,278.53	$436,278.53	$0.00	$0.00	$19,046,313.37
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$18,746,930.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,746,930.04
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$18,527,634.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,527,634.37
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$18,377,223.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,377,223.45
Regular Principal Payment	$16,682,309.88	$16,682,309.88	$0.00	$0.00	$1,694,913.57
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,694,913.57
Residual Released to Depositor	$0.00	$1,694,913.57	$0.00	$0.00	$0.00
Total		$19,733,798.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,682,309.88
Total					$16,682,309.88

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,682,309.88	$34.83	$436,278.53	$0.91	$17,118,588.41	$35.74
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$16,682,309.88	$10.57	$1,105,368.45	$0.70	$17,787,678.33	$11.27

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$100,102,147.56	0.2089815	$83,419,837.68	0.1741541
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$250,042,147.56	0.1583608	$233,359,837.68	0.1477953

Pool Information
Weighted Average APR	5.848%	5.875%
Weighted Average Remaining Term	29.16	28.41
Number of Receivables Outstanding	16,123	15,591
Pool Balance	$301,448,084.42	$283,123,375.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$282,195,431.77	$265,238,251.25
Pool Factor	0.1753236	0.1646659

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$17,885,123.85
Targeted Overcollateralization Amount	$49,763,537.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,763,537.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$309,712.68
(Recoveries)		101	$267,389.65
Net Loss for Current Collection Period			$42,323.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1685%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4842%
Second Prior Collection Period			0.0471%
Prior Collection Period			0.6465%
Current Collection Period			0.1738%
Four Month Average (Current and Prior Three Collection Periods)			0.3379%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,974	$18,576,792.06
(Cumulative Recoveries)			$3,693,808.77
Cumulative Net Loss for All Collection Periods			$14,882,983.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8656%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,246.40
Average Net Loss for Receivables that have experienced a Realized Loss			$5,004.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.34%	245	$6,615,622.06
61-90 Days Delinquent	0.40%	37	$1,122,804.36
91-120 Days Delinquent	0.07%	7	$195,494.08
Over 120 Days Delinquent	0.34%	25	$963,889.04
Total Delinquent Receivables	3.14%	314	$8,897,809.54

Repossession Inventory:
Repossessed in the Current Collection Period		17	$502,339.79
Total Repossessed Inventory		37	$1,174,899.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4668%
Prior Collection Period			0.3907%
Current Collection Period			0.4426%
Three Month Average			0.4334%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8061%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	39

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$1,448,154.92
2 Months Extended	67	$1,922,720.80
3+ Months Extended	20	$522,142.18

Total Receivables Extended	139	$3,893,017.90
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer